Other Liabilities and Deferred Credits	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits
Other liabilities and deferred credits

In millions	December 31,	2018	2017
Personal injury and other claims provisions (Note 17) (1)		$249	$234
Environmental provisions (Note 17) (1)		22	21
Stock-based compensation liability (Note 15)		19	26
Deferred credits and other		211	309
Total other liabilities and deferred credits		$501	$590

(1)	See Note 10 – Accounts payable and other for the related current portion.